Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Loans and borrowings (current and non-current) (Note 26)	¥ 2,203,000	$ 348,454	¥ 2,230,000
Lease liabilities (current and non-current) (Note 25)	40,531	6,410	39,778
Trade and other payables (current and non-current) (Note 22)	9,827,840	1,554,497	10,302,531
Less: Cash and bank balances (Note 16)	(5,331,555)	(843,307)	(6,447,538)
Net debts	6,739,816	1,066,054	6,124,771
Equity attributable to equity holders of the company	8,859,152	1,401,277	9,014,624
Total capital and net debts	¥ 15,598,968	$ 2,467,331	¥ 15,139,395